Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease, right-of-use asset	$ 1,432	$ 1,530
Finance lease, right-of-use asset	11	12
Right-of-use asset	1,443	1,542
Operating lease, liability	1,669	1,772
Finance lease, liability	11	2
Lease liability	$ 1,680	$ 1,774
Operating lease, weighted average remaining lease term	10 years 9 months 18 days	11 years 3 months 18 days
Finance lease, weighted average remaining lease term	1 year 1 month 6 days	2 years 7 months 6 days
Operating lease, weighted average discount rate, percent	2.55%	2.76%
Finance lease, weighted average discount rate, percent	0.29%	2.88%
Finance Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherBorrowings	us-gaap:OtherBorrowings
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet	us-gaap:PropertyPlantAndEquipmentNet
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet	us-gaap:PropertyPlantAndEquipmentNet